UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06660

Name of Fund: BlackRock MuniYield Quality Fund, Inc. (MQY)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Anne F. Ackerley, Chief Executive Officer, BlackRock MuniYield Quality Fund, Inc., 40 East 52nd Street, New York, NY 10022.

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 04/30/2010

Date of reporting period: 07/31/2009

Item 1 – Schedule of Investments

BlackRock MuniYield Quality Fund, Inc.

Schedule of Investments July 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

State	Municipal Bonds	Par (000)	Value

Alabama - 2.2%	County of Jefferson Alabama, RB, Series A, 4.75%, 1/01/25	$3,000	$1,680,780
	University of Alabama, Alabama, RB, Series A (MBIA), 5.00%, 7/01/34	7,125	7,189,553

			8,870,333

Alaska - 1.0%	Borough of Matanuska-Susitna Alaska, RB, Goose Creek Correctional Center (AGC), 6.00%, 9/01/32	3,925	4,210,191

Arizona - 0.6%	Salt Verde Financial Corp., RB, Senior, 5.00%, 12/01/32	2,970	2,337,093

California - 18.7%	Alameda Corridor Transportation Authority, Refunding RB, CAB, Subordinate Lien, Series A (AMBAC), 5.52%, 10/01/25 (a)	4,150	3,134,039
	Arcadia Unified School District, California, GO, CAB, Election of 2006, Series A (FSA), 4.96%, 8/01/39 (b)	2,200	314,908
	Cabrillo Community College District, California, GO, CAB, Election of 2004, Series B (MBIA), 5.19%, 8/01/37 (b)	3,250	509,860
	Cabrillo Community College District, California, GO, CAB, Election of 2004, Series B (MBIA), 4.87%, 8/01/38 (b)	7,405	1,091,571
	California State University, RB, Systemwide, Series A (MBIA), 5.00%, 11/01/35	3,450	3,238,860
	Carlsbad Unified School District, GO, Election, Series B, 6.09%, 5/01/34 (a)	5,000	2,813,450
	Chino Valley Unified School District COP, GO, Election of 2002, Series C (MBIA), 5.25%, 8/01/30	1,200	1,203,060
	City of San Jose California, RB, Series A (AMBAC), AMT, 5.50%, 3/01/32	5,100	4,594,692
	Coast Community College District, California, GO, CAB, Election of 2002, Series C (FSA), 5.52%, 8/01/13 (a)	2,800	2,311,456
	El Monte Union High School District, California, GO, Election of 2002, Series C (FSA), 5.25%, 6/01/28	6,110	6,165,418
	Fresno Unified School District, California, GO, Election of 2001, Series E (FSA), 5.00%, 8/01/30	1,230	1,211,144
	Golden State Tobacco Securitization Corp., California, RB, Enhanced, Asset Backed, Series B (Syncora), 5.50%, 6/01/13	10,000	11,407,000
	Los Angeles Municipal Improvement Corp., RB, Series B-1 (MBIA), 4.75%, 8/01/37	3,210	2,722,626

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list.

AGC	Assured Guaranty Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
CAB	Capital Appreciation Bonds
CIFG	CDC IXIS Financial Guaranty
COP	Certificates of Participation
EDA	Economic Development Authority
FGIC	Financial Guaranty Insurance Co.
FSA	Financial Security Assurance Inc.
GAN	Grant Application Notes
GNMA	Government National Mortgage Association
GO	General Obligation Bonds
HDA	Housing Development Authority
HFA	Housing Finance Agency
IDA	Industrial Development Authority
ISD	Independent School District
MBIA	Municipal Bond Investors Assurance (National Public Finance Guaranty Corp.)
RB	Revenue Bonds
S/F	Single-Family
TAN	Tax Anticipation Notes

BlackRock MuniYield Quality Fund, Inc.

Schedule of Investments July 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

State	Municipal Bonds	Par (000)	Value

	Metropolitan Water District of Southern California, RB, Authority, Series B-1 (MBIA), 5.00%, 10/01/29	$4,000	$4,079,560
	Metropolitan Water District of Southern California, RB, Authority, Series B-1 (MBIA), 5.00%, 10/01/36	2,275	2,279,072
	Mount Diablo Unified School District, California, GO, Election of 2002 (MBIA), 5.00%, 7/01/27	2,000	1,937,800
	Orange County Sanitation District, COP (MBIA), 5.00%, 2/01/33	2,750	2,654,190
	Orange County Sanitation District, COP, Series B (FSA), 5.00%, 2/01/30	3,500	3,447,080
	Orange County Sanitation District, COP, Series B (FSA), 5.00%, 2/01/31	1,200	1,173,708
	Port of Oakland, RB, Series K (MBIA), AMT, 5.75%, 11/01/29	2,405	2,246,751
	Poway Redevelopment Agency, California, TAN, Paguay Redevelopment Project (AMBAC), 5.13%, 6/15/33	2,000	1,605,020
	Sacramento City Unified School District, California, GO, Election of 2002 (MBIA), 5.00%, 7/01/30	2,500	2,461,650
	San Bernardino Community College District, California, GO, CAB, Election, Series B, 6.52%, 8/01/34 (a)	10,000	5,402,500
	San Jose Unified School District, Santa Clara County California, GO, Election of 2002, Series B (MBIA), 5.00%, 8/01/29	2,825	2,775,252
	San Mateo County Community College District, GO, Election of 2001, Series A (MBIA), 5.00%, 9/01/26	2,725	2,759,008
	State of California, GO, 5.13%, 6/01/27	30	29,876
	State of California, GO, 5.50%, 4/01/28	5	5,057
	Ventura County Community College District, GO, Election of 2002, Series B (MBIA), 5.00%, 8/01/30	3,150	3,101,711

			76,676,319

Colorado - 1.0%	Colorado Health Facilities Authority, RB, Insured, Covenant Retirement Community, Series A (Radian), 5.50%, 12/01/27	1,600	1,333,872
	Colorado Health Facilities Authority, RB, Insured, Covenant Retirement Community, Series A (Radian), 5.50%, 12/01/33	900	705,735
	E-470 Public Highway Authority, Colorado, RB, CAB, Series B (MBIA), 5.51%, 9/01/29 (b)	9,000	2,016,000

			4,055,607

District of Columbia - 0.1%	District of Columbia, RB, Catholic University (AMBAC), 5.63%, 10/01/29	570	576,213

Florida - 5.9%	City of Miami Florida, RB, Miami Revenues (MBIA), 5.00%, 1/01/37	1,100	999,449
	County of Duval Florida, COP, Master Lease Program (FSA), 5.00%, 7/01/33	3,100	2,990,880
	County of Miami-Dade Florida, GO, Building Better Community Program, Series B, 6.38%, 7/01/28	3,300	3,631,782
	County of Miami-Dade Florida, RB, Miami International Airport, AMT (Syncora), 5.00%, 10/01/40	8,200	6,815,676
	County of Miami-Dade Florida, RB, Miami International Airport, Series A (CIFG), AMT, 5.00%, 10/01/38	2,900	2,346,941

BlackRock MuniYield Quality Fund, Inc.

Schedule of Investments July 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

State	Municipal Bonds	Par (000)	Value

	County of Orange Florida, RB, Series B (MBIA), 5.13%, 1/01/32	$2,200	$2,175,338
	Florida State Department of Environmental Protection, RB, Series B (MBIA), 5.00%, 7/01/27	2,545	2,550,344
	South Florida Water Management District, COP (AGC), 5.00%, 10/01/22	2,700	2,814,156

			24,324,566

Georgia - 1.5%	City of Atlanta Georgia, RB, Series A (MBIA), 5.00%, 11/01/33	1,200	1,064,352
	City of Atlanta Georgia, RB, Series A (MBIA), 5.00%, 11/01/39	2,525	2,166,526
	City of Augusta Georgia, RB (FSA), 5.25%, 10/01/39	2,820	2,850,259

			6,081,137

Hawaii - 0.5%	State of Hawaii, GO, Series CX (FSA), 5.50%, 2/01/21	2,000	2,131,060

Illinois - 21.7%	Chicago Board of Education, Illinois, GO, Chicago School Reform Board, Series A (MBIA), 5.50%, 12/01/26	2,000	2,190,620
	City of Chicago Illinois, RB, General, Airport 3rd Lien, Series B-2, AMT (Syncora), 6.00%, 1/01/29	3,300	3,318,810
	City of Chicago Illinois, RB, General, Airport 3rd Lien, Series B-2 (FSA), AMT, 5.75%, 1/01/23	3,400	3,439,372
	City of Chicago Illinois, RB, General, Airport 3rd Lien, Series B-2 (FSA), AMT, 5.75%, 1/01/24	4,000	4,040,080
	City of Chicago Illinois, RB, Project, Series A (AGC), 5.00%, 1/01/38	4,000	3,910,800
	City of Chicago Illinois, Refunding RB, General Airport Third Lien, Series A (MBIA), AMT, 5.75%, 1/01/21	13,665	13,688,640
	City of Chicago Illinois, Refunding RB, General Airport Third Lien, Series A (MBIA), AMT, 5.50%, 1/01/22	5,000	4,907,250
	City of Chicago Illinois, Refunding RB, General Airport Third Lien, Series A (MBIA), AMT, 5.38%, 1/01/32	12,500	11,079,875
	City of Chicago Illinois, Refunding RB, General, Series Airport, 3rd Lien, Series A-2 (FSA), AMT, 5.75%, 1/01/21	2,665	2,705,268
	County of Cook Illinois, GO, Capital Improvement, Series C (AMBAC), 5.50%, 11/15/12 (c)	5,080	5,804,408
	Illinois Sports Facilities Authority, RB, State Tax Supported (AMBAC), 5.52%, 6/15/30 (a)	28,525	26,721,364
	Metropolitan Pier & Exposition Authority, Illinois, RB, McCormick Place Expansion Project (MBIA), 5.50%, 12/15/24	7,000	7,135,380

			88,941,867

Indiana - 2.4%	Indiana Municipal Power Agency, Indiana, RB, Indiana Municipal Power Agency Series B, 5.75%, 1/01/34	550	556,479
	Indiana Municipal Power Agency, Indiana, RB, Series A (MBIA), 5.00%, 1/01/37	2,750	2,627,488
	Indianapolis Local Public Improvement Bond Bank, RB, Airport Authority Project, Series B (MBIA), AMT, 5.25%, 1/01/28	2,370	2,203,294
	Indianapolis Local Public Improvement Bond Bank, RB, Airport Authority Project, Series B (MBIA), AMT, 5.25%, 1/01/30	5,055	4,617,389

			10,004,650

BlackRock MuniYield Quality Fund, Inc.

Schedule of Investments July 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

State	Municipal Bonds	Par (000)	Value

Iowa - 1.2%	Iowa Finance Authority, RB, Series A, Remarketed (AGC), 5.63%, 8/15/37	$4,825	$4,801,261

Louisiana - 1.7%	Louisiana Local Government Environmental Facilities & Community Development Authority, RB, Capital Projects & Equipment Acquisition, Series A (AMBAC), 6.30%, 7/01/30	1,450	1,401,251
	Louisiana Public Facilities Authority, Refunding RB, Christus Health, Series B (AGC), 6.50%, 7/01/30	1,800	1,978,020
	Louisiana State Transportation Authority, RB, CAB, Senior Lien, La 1 Project, Series B (AMBAC), 5.31%, 12/01/27 (b)	4,675	1,647,657
	Rapides Finance Authority, Louisiana, RB, Cleco Power LLC Project (AMBAC), AMT, 4.70%, 11/01/36	800	578,136
	State of Louisiana, RB, Series A (FSA), 4.75%, 5/01/39	1,500	1,457,985

			7,063,049

Maryland - 0.4%	Maryland Community Development Administration, RB, Residential, Series A, AMT, 5.75%, 9/01/39	1,725	1,765,037

Massachusetts - 2.5%	Massachusetts HFA, Massachusetts, RB, Rental, Mortgage, Series C (FSA), AMT, 5.60%, 1/01/45	4,000	3,897,640
	Massachusetts Housing Finance Agency, Massachusetts, RB, S/F Housing, Series 128 (FSA), AMT, 4.80%, 12/01/27	2,200	2,049,850
	Massachusetts Port Authority, RB, Delta Air Lines Inc. Project, Series A (AMBAC), AMT, 5.50%, 1/01/19	3,825	2,682,434
	Massachusetts State Water Resource Authority, General Refunding RB, Series A, 5.00%, 8/01/34	1,800	1,810,620

			10,440,544

Michigan - 7.6%	City of Detroit Michigan, RB, Second Lien, Series E, Remarketed (FGIC), 5.75%, 7/01/31	8,300	8,574,149
	City of Detroit Michigan, RB, System, Second Lien, Series B (MBIA), 5.00%, 7/01/36	4,650	3,950,547
	Michigan Higher Education Student Loan Authority, Michigan, RB, Student Loan, Series XVII G (AMBAC) AMT, 5.20%, 9/01/20	2,140	2,032,615
	Michigan Strategic Fund, Refunding RB, Detroit Edison Co. Project, Series A (Syncora), AMT, 5.50%, 6/01/30	1,700	1,479,357
	Michigan Strategic Fund, Refunding RB, Detroit Edison Co. Project, Series C, AMT (Syncora), 5.45%, 12/15/32	5,800	4,925,186
	Michigan Strategic Fund, Refunding RB, Detroit Edison Poll, Series C, AMT (Syncora), 5.65%, 9/01/29	3,300	2,943,633
	Royal Oak Hospital Finance Authority, Michigan, RB, William Beaumont Hospital, 8.25%, 9/01/39	3,510	3,959,526
	State of Michigan, RB, GAN (FSA), 5.25%, 9/15/26	3,350	3,396,230

			31,261,243

Minnesota - 1.0%	City of Minneapolis Minnesota, RB, Fairview Health Services, Series B (AGC), 6.50%, 11/15/38	3,665	3,992,394
	Dakota County Community Development Agency, RB, Mortgage, Backed Securities Program, Series B (GNMA), AMT, 5.15%, 12/01/38	169	169,715

			4,162,109

BlackRock MuniYield Quality Fund, Inc.

Schedule of Investments July 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

State	Municipal Bonds	Par (000)	Value

Nebraska - 0.6%	County of Washington Nebraska, RB, Cargill Inc. Project, AMT, 5.90%, 11/01/27	$2,300	$2,298,482

Nevada - 8.7%	City of Carson City Nevada, RB, Carson, Tahoe Hospital Project, Series A (Radian), 5.50%, 9/01/33	4,100	3,226,126
	City of Las Vegas Nevada, GO, Limited Tax, Performing Arts Center, 6.00%, 4/01/34	1,150	1,212,767
	County of Clark Nevada, RB, Southwest Gas Corp. Project, Series A (FGIC), AMT, 4.75%, 9/01/36	45	33,079
	County of Clark Nevada, RB, Southwest Gas Corp. Project, Series D (MBIA), AMT, 5.25%, 3/01/38	12,000	9,505,200
	County of Clark Nevada, RB, Subordinate Lien, Series A-2 (MBIA), 5.00%, 7/01/30	2,000	1,927,060
	County of Clark Nevada, RB, Subordinate Lien, Series A-2 (MBIA), 5.00%, 7/01/36	19,100	17,565,124
	Las Vegas Valley Water District, GO, Refunding, Series A (MBIA), 5.00%, 6/01/24	2,050	2,075,707

			35,545,063

New Hampshire - 1.1%	New Hampshire Business Finance Authority, New Hampshire, Refunding RB, Public Service Co., Series D (MBIA), AMT, 6.00%, 5/01/21	4,600	4,573,090

New Jersey - 7.7%	New Jersey EDA, RB, Cigarette Tax (Radian), 5.75%, 6/15/29	710	590,649
	New Jersey EDA, RB, Cigarette Tax (Radian), 5.50%, 6/15/31	1,285	1,024,620
	New Jersey EDA, RB, Motor Vehicle Surcharge Revenue, Series A (MBIA), 5.25%, 7/01/31	20,065	19,857,929
	New Jersey EDA, RB, School Facilities Construction, Series O, 5.13%, 3/01/28	2,660	2,710,912
	New Jersey EDA, RB, School Facilities Construction, Series O, 5.13%, 3/01/30	7,500	7,592,175

			31,776,285

New York - 3.9%	City of New York New York, GO, Series B (MBIA), 5.88%, 8/01/10 (c)	10,000	10,641,600
	Tobacco Settlement Financing Corp., New York, RB, Asset Backed, Series A-4 (AMBAC), 5.25%, 6/01/22	3,570	3,657,893
	Triborough Bridge & Tunnel Authority, New York, RB, Series A-2, 5.25%, 11/15/34	1,500	1,544,325

			15,843,818

Pennsylvania - 1.0%	Pennsylvania HFA, RB, S/F, Series 73A, AMT, 5.45%, 10/01/32	2,120	2,086,949
	Pennsylvania HFA, RB, Series 99A, AMT, 5.25%, 10/01/32	2,000	1,917,120

			4,004,069

Puerto Rico - 1.7%	Puerto Rico Electric Power Authority, Refunding RB, Series VV (MBIA), 5.25%, 7/01/30	2,400	2,302,824
	Puerto Rico Sales Tax Financing Corp., RB, First Sub-Series A, 6.38%, 8/01/39	4,700	4,874,041

			7,176,865

South Carolina - 1.6%	Berkeley County School District, RB, Securing Assets For Education, 5.13%, 12/01/30	3,750	3,732,862

BlackRock MuniYield Quality Fund, Inc.

Schedule of Investments July 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

State	Municipal Bonds	Par (000)	Value

	County of Kershaw South Carolina, RB, Kershaw County School District Project (CIFG), 5.00%, 12/01/29	$3,000	$2,954,640

			6,687,502

Tennessee - 0.9%	Tennessee Energy Acquisition Corp., Tennessee, RB, Series A, 5.25%, 9/01/26	4,035	3,587,599

Texas - 15.0%	Bell County Health Facility Development Corp., Texas, RB, Lutheran General Health Care System, 6.50%, 7/01/19 (d)	1,000	1,246,200
	City of Houston Texas, Refunding RB, Combined, First Lien, Series A (AGC), 6.00%, 11/15/35	2,850	3,130,981
	Dallas-Fort Worth International Airport Facilities Improvement Corp., RB, Refunding & Improvement, Series A (MBIA), AMT, 5.88%, 11/01/17	1,835	1,900,032
	Dallas-Fort Worth International Airport Facilities Improvement Corp., RB, Refunding & Improvement, Series A (MBIA), AMT, 5.88%, 11/01/18	2,145	2,209,736
	Dallas-Fort Worth International Airport Facilities Improvement Corp., RB, Refunding & Improvement, Series A (MBIA), AMT, 5.88%, 11/01/19	2,385	2,450,373
	Gregg County Health Facilities Development Corp., Texas, RB, Good Shepherd Medical Center Project (Radian), 6.38%, 10/01/10 (c)	2,600	2,776,904
	Gregg County Health Facilities Development Corp., Texas, RB, Good Shepherd Medical Center Project (Radian), 6.88%, 10/01/10 (c)	3,000	3,221,220
	Harris County-Houston Sports Authority, RB, Senior Lien, Series G (MBIA), 5.75%, 11/15/20	3,900	3,867,084
	Lewisville ISD, Texas, GO, CAB, Refunding, School Building (MBIA), 4.67%, 8/15/24 (b)	6,150	2,764,548
	Lone Star College System, GO, 5.00%, 8/15/33	4,800	4,793,232
	Mansfield ISD, Texas, GO, School Building, 5.00%, 2/15/33	2,300	2,334,569
	North Harris County Regional Water Authority, RB, Senior Lien (MBIA), 5.13%, 12/15/35	3,060	3,001,248
	North Texas Tollway Authority, Refunding RB, System, 1st (MBIA), 5.75%, 1/01/40	12,300	12,246,741
	North Texas Tollway Authority, Refunding RB, System, First Tier, Series A, 6.00%, 1/01/25	450	473,639
	Texas State Turnpike Authority, RB, First Tier, Series A (AMBAC), 5.75%, 8/15/38	7,200	6,953,688
	Texas State Turnpike Authority, RB, First Tier, Series A (AMBAC), 5.00%, 8/15/42	10,000	8,318,100

			61,688,295

Utah - 4.3%	City of Salt Lake City Utah, RB, IHC Hospitals Inc. (MBIA), 6.30%, 2/15/15 (d)	15,000	17,500,950

Vermont - 0.5%	Vermont HFA, Vermont, RB, Multiple Purpose, Series C (FSA), AMT, 5.50%, 11/01/38	1,975	1,921,636

BlackRock MuniYield Quality Fund, Inc.

Schedule of Investments July 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

State	Municipal Bonds	Par (000)	Value

Washington - 2.0%	City of Tacoma Washington, RB (MBIA), 5.00%, 12/01/32	$5,100	$5,107,395
	County of King Washington, GO, Sewer (MBIA), 5.00%, 1/01/35	100	100,278
	Port of Tacoma Washington, RB, Series A (AMBAC), 5.25%, 12/01/14 (c)	2,400	2,806,296

			8,013,969

	Total Municipal Bonds - 119.0%		488,319,902

	Municipal Bonds Transferred to Tender Option Bond Trusts (e)

California - 8.9%	Anaheim Public Financing Authority, California, RB, Electric System Distribution Facilities, Series A (FSA), 5.00%, 10/01/31	1,244	1,229,473
	Golden State Tobacco Securitization Corp., California, RB, Enhanced Asset Backed, Series B (CIFG), 5.63%, 6/01/13 (c)	14,160	16,217,731
	Los Angeles Community College District, California, GO, 2008 Election, Series A, 6.00%, 8/01/33	2,639	2,839,628
	San Diego Community College District, California, GO, Election of 2002, 5.25%, 8/01/33	509	516,834
	San Diego County Water Authority, COP, Series 2008 A, COP (FSA), 5.00%, 5/01/33	5,170	5,064,015
	San Diego County Water Authority, COP, Series A (MBIA), 5.00%, 5/01/32	9,003	8,834,576
	Tamalpais Union High School District, California, GO, Election 2001 (FSA), 5.00%, 8/01/28	1,950	1,895,478

			36,597,736

District of Columbia - 0.3%	District of Columbia, RB, Series A, 5.50%, 12/01/30	1,320	1,419,000

Florida - 6.0%	County of Seminole, Florida, Refunding RB, Series B (MBIA), 5.25%, 10/01/31	6,300	6,440,994
	Florida State Board of Education, GO, Series D, 5.00%, 6/01/37	2,399	2,391,612
	JEA, RB, Sub-Series A, 5.63%, 10/01/32	4,310	4,418,009
	Miami-Dade County School Board, Florida, COP, Refunding, Series B (AGC), 5.25%, 5/01/27	11,350	11,471,558

			24,722,173

Georgia - 3.7%	City of Atlanta Georgia, RB, General, Subordinate Lien, Series C (FSA), 5.00%, 1/01/33	10,000	9,917,800
	City of Augusta, Georgia, RB (FSA), 5.25%, 10/01/34	5,000	5,069,550

			14,987,350

Illinois - 5.0%	City of Chicago, Illinois, Refunding RB, Second Lien (FSA), 5.25%, 11/01/33	14,428	14,617,484
	Illinois State Toll Highway Authority, RB, Series B, 5.50%, 1/01/33	2,000	2,091,333
	Metropolitan Pier & Exposition Authority, Illinois, Refunding RB, McCormick Place Expansion, Series B (MBIA), 5.75%, 6/15/23	3,499	3,689,221

			20,398,038

Massachusetts - 4.1%	Massachusetts School Building Authority, RB, Series A (FSA), 5.00%, 8/15/30	16,500	16,748,232

BlackRock MuniYield Quality Fund, Inc.

Schedule of Investments July 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

State	Municipal Bonds Transferred to Tender Option Bond Trusts (e)	Par (000)	Value

Nevada - 1.9%	City of Las Vegas, Nevada, GO, Limited Tax, Performing Arts Center, 6.00%, 4/01/39	$5,007	$5,243,246
	Clark County Water Reclamation District, GO, Series B, 5.75%, 7/01/34	2,429	2,564,327

			7,807,573

New Hampshire - 2.5%	New Hampshire Health & Education Facilities Authority, RB, Dartmouth Hitchcock Obligation (FSA), 5.50%, 8/01/27	10,000	10,154,400

New Jersey - 2.3%	New Jersey EDA, RB, Cigarette Tax (AGC), 5.50%, 6/15/24	7,150	7,168,304
	New Jersey EDA, RB, Cigarette Tax (AGC), 5.50%, 6/15/31	2,400	2,399,832

			9,568,136

New York - 4.3%	Erie County Industrial Development Agency, RB, City School District Buffalo Project, Series A (FSA), 5.75%, 5/01/28	2,007	2,096,633
	New York City Municipal Water Finance Authority, RB, Fiscal 2009, Series A, 5.75%, 6/15/40	3,509	3,759,311
	New York State Dormitory Authority, RB, Education, Series B, 5.75%, 3/15/36	1,545	1,660,659
	New York State Thruway Authority, RB, Series G (FSA), 5.00%, 1/01/32	10,000	9,946,200

			17,462,803

South Carolina - 1.2%	South Carolina State Public Service Authority, RB, Santee Cooper Series A, 5.50%, 1/01/38	4,695	4,937,825

Texas - 2.6%	Clear Creek ISD, Texas, GO, Refunding, School Building, 5.00%, 2/15/33	5,900	6,033,016
	Cypress-Fairbanks ISD, GO, Refunding, Schoolhouse, 5.00%, 2/15/32	4,750	4,839,490

			10,872,506

Virginia - 0.9%	Fairfax County IDA, Virginia, RB, Health Care, Inova Health System, Series A, 5.50%, 5/15/35	450	457,479
	Virginia HDA, RB, Series H, Sub-Series H1 (MBIA), 5.35%, 7/01/31	3,195	3,214,458

			3,671,937

Washington - 0.6%	Central Puget Sound Regional Transportation Authority, Washington, RB, Series A (FSA), 5.00%, 11/01/32	2,504	2,521,129

	Total Municipal Bonds Transferred to Tender Option Bond Trusts - 44.3%		181,868,838

	Total Long-Term Investments (Cost - $687,973,848) - 163.3%		670,188,740

	Short-Term Securities	Shares

	FFI Institutional Tax-Exempt Fund, 0.42% (f)(g)	9,600,000	9,600,000

	Total Short-Term Securities (Cost - $9,600,000) - 2.4%		9,600,000

BlackRock MuniYield Quality Fund, Inc.

Schedule of Investments July 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Value

Total Investments (Cost - $697,573,848*) - 165.7%	$679,788,740
Other Assets Less Liabilities - 1.3%	5,242,310
Liability for Trust Certificates, Including Interest Expense and Fees Payable - (23.2)%	(94,987,633)
Preferred Shares, at Redemption Value - (43.8)%	(179,738,461)

Net Assets Applicable to Common Shares - 100.0%	$410,304,956

*	The cost and unrealized appreciation (depreciation) of investments as of July 31, 2009, as computed for federal income tax purposes, were as follows:

Aggregate cost	$602,929,468

Gross unrealized appreciation	$14,541,371
Gross unrealized depreciation	(32,549,443)

Net unrealized depreciation	$(18,008,072)

(a)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown reflects the effective yield as of report date.

(b)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

(c)	US government securities, held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.

(d)	Security is collateralized by Municipal or US Treasury Obligations.

(e)

Securities represent bonds transferred to a tender option bond trust in exchange for which the Fund acquired residual interest certificates. These securities serve as collateral in a financing transaction.

(f)	Represents the current yield as of report date.

(g)	Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Affiliate	Net Activity	Income

FFI Institutional Tax-Exempt Fund	(1,309,154)	$14,069

•

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

	•	Level 1 - price quotations in active markets/exchanges for identical securities

•

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 - unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its annual report.

BlackRock MuniYield Quality Fund, Inc.

Schedule of Investments July 31, 2009 (Unaudited)

The following table summarizes the inputs used as of July 31, 2009 in determining the fair valuation of the Fund’s investments:

Valuation	Investments in
Inputs	Securities

Assets

Level 1 - Short-Term Securities	$9,600,000
Level 2 - Long-Term Investments[1]	670,188,740
Level 3	—

Total	$679,788,740

[1] See above Schedule of Investments for values in each state or political classification.

Item 2 –	Controls and Procedures

2(a) –

The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13(a)-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 –	Exhibits
Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock MuniYield Quality Fund, Inc.

	By:	/s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer of
BlackRock MuniYield Quality Fund, Inc.

Date: September 22, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer (principal executive officer) of
BlackRock MuniYield Quality Fund, Inc.

Date: September 22, 2009

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock MuniYield Quality Fund, Inc.

Date: September 22, 2009